Label	Element	Value
MainStay Defensive ETF Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated December 8, 2023 (“Supplement”)

to the Summary Prospectus and Prospectus, each dated August 28, 2023, as supplemented; and to the Statement of Additional Information (“SAI”), dated February 28, 2023, as supplemented and amended

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI.

At a meeting held on December 6-7, 2023, the Board of Trustees (“Board”) of MainStay Funds Trust, after careful consideration of a number of factors and upon the recommendation of the Fund’s Manager, New York Life Investment Management LLC, approved a proposal to liquidate the Fund pursuant to the terms of a plan of liquidation. The Fund will be liquidated on or about February 28, 2024 (“Liquidation Date”). Effective on the Liquidation Date, all references to the Fund in the Summary Prospectus, Prospectus and SAI are hereby deleted.

If you are invested in the Fund through a qualified account, such as an individual retirement account (“IRA”), important information applies to you and is provided below.

In connection with the liquidation, effective immediately, the Fund is closed to all new investors. Also effective immediately, new account requests and exchanges into the Fund are no longer accepted and any applicable contingent deferred sales charge will be waived for shareholders. Investors who own shares of the Fund on December 8, 2023 may continue to purchase shares of the Fund, including through dividend reinvestments, through February 9, 2024. These dates may be changed without notice at the discretion of the Fund’s officers.

Prior to the Liquidation Date, the Fund will engage in business and activities for the purposes of winding down the Fund’s business affairs and transitioning the Fund’s portfolio to cash and cash equivalents in preparation for the orderly liquidation and subsequent distribution of its assets on the Liquidation Date. During this transition period, the Fund will no longer be pursuing its investment objective or be managed consistent with its investment strategies as stated in the Prospectus. This is likely to impact Fund performance. The impending liquidation of the Fund may result in large redemptions, including redemptions by other MainStay Funds. These redemptions could adversely affect the Fund’s expense ratio. Those shareholders who remain invested in the Fund during part or all of this transition period may bear increased brokerage and other transaction expenses relating to the sale of portfolio investments prior to the Liquidation Date.

Prior to the Liquidation Date, shareholders of the Fund may:

• Exchange their shares of the Fund for shares of the appropriate class of any other MainStay Fund that is open to investment, subject to the requirements and limitations in that MainStay Fund’s prospectus;

• Remain invested in the Fund; or

• Redeem their shares at any time in the manner described in the Prospectus.

If no action is taken by a Fund shareholder prior to the Liquidation Date, the Fund will distribute to such shareholder, on or promptly after the Liquidation Date, a liquidating distribution in cash, cash equivalents, or portfolio securities equal to the shareholder’s proportionate interest in the net assets of the Fund. If you receive a redemption-in-kind, you should expect that the in-kind distribution would be subject to market and other risks, such as liquidity risk, before sale, and to incur transaction costs, including brokerage costs, when you convert the securities to cash. The

MSDEA16a-12/23

proceeds of any such distribution will be equal to the net asset value of such shares after all charges, taxes, expenses and liabilities of the Fund have been paid or provided for. The distribution to shareholders of the liquidation proceeds will occur on or promptly after the Liquidation Date, and will be made to all shareholders of record as of the close of business on the business day preceding the Liquidation Date, other than as disclosed below under “Important Information for Certain Accounts.”

You may be subject to federal, state, local or foreign taxes on exchanges or redemptions of or liquidating distributions made on Fund shares. The liquidation of the Fund is expected to be a realization event for shareholders holding Fund shares through taxable accounts, meaning that if you receive an amount in liquidation of the Fund in excess of the tax basis of your Fund shares, you will realize a capital gain. Alternatively, if you receive an amount in liquidation of the Fund less than the tax basis of your Fund shares, you will realize a capital loss. Prior to the Liquidation Date, the Fund may make distributions of income and capital gains, which may be taxable. You should consult your tax adviser for information regarding all tax consequences applicable to your investment in the Fund.

If you are invested in the Fund through a financial intermediary, please contact that financial intermediary if you have any questions. If you are invested in a tax-advantaged account (for example, an IRA), you must work with the financial intermediary to direct your investment in order to avoid possible tax penalties.

Important Information for Certain Accounts

If you are invested in the Fund through a “401(k)” or other tax qualified retirement plan, and we do not receive directions, we will send a liquidating distribution to the plan trustee or other registered owner of the investment.

Shareholders who hold their shares through a tax-advantaged account (e.g., an individual retirement account, simplified employee pension, “SIMPLE” plan, tax-qualified retirement plan, “403(b)” annuity or plan, etc.) should consult their financial and tax advisers concerning the implications of an exchange or distribution, and their eligibility to roll over a distribution and the procedures applicable to such rollovers.

If you are invested in the Fund through a tax-advantaged account and you opened your account directly with MainStay Funds or otherwise have control in respect of the account, please provide instructions for the Fund shares prior to the Liquidation Date. If no instructions are provided, Fund shares held on the Liquidation Date may be exchanged for shares of MainStay Money Market Fund to the extent permitted by your custodial agreement. For more information about MainStay Money Market Fund, please call 800-624-6782 for a prospectus or summary prospectus. Please read the prospectus or summary prospectus carefully before investing.

If you do not provide instructions, or if the applicable custodial agreement does not authorize the investment of the account into MainStay Money Market Fund, then the liquidation proceeds will be returned by mail to the shareholder’s attention but made payable to the applicable trustee or other custodian. If a check representing your liquidation or redemption proceeds was made payable to you personally (as opposed to the trustee or other custodian of your account) please contact the Fund by telephone at 800-624-6782 between the hours of 8:30 am to 5:00 pm ET to receive instructions to get a replacement check made payable to your qualified account.

It is important that these matters be addressed to avoid potential adverse tax consequences. For example, if a check is cashed or deposited into a personal account instead of deposited into an appropriate tax-advantaged account, a taxable distribution may be deemed to have occurred. In some cases, if investments are not exchanged to a different MainStay Fund prior to the liquidation, and if proceeds are not reinvested in accordance with applicable “rollover” rules to avoid a taxable distribution, there may be current taxation of the applicable amounts as well as a 10% tax penalty. We provide no tax advice, and please consult your own tax and financial advisors.

Risk/Return [Heading]	rr_RiskReturnHeading	MainStay Defensive ETF Allocation Fund